Business Combination (Details) - Schedule of allocation of the purchase price	Jan. 01, 2022 USD ($)
Schedule Of Allocation Of The Purchase Price Abstract
Net assets acquired	$ 963,052
Goodwill	227,683
Foreign exchange adjustment	196,690
Total	1,387,425
Fair value of noncontrolling interest on acquisition date	329,711
Total purchase price in cash	1,057,714
Total purchase consideration	$ 1,387,425